Discontinued Operations - Loss On Impairment of Assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) subsidiary institution	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of discontinued VIE institutions | institution	7
Long-lived assets	$ 1,380,417	$ 1,361,465
Loss on impairment of assets	40,597	23,465	$ 0
Impairments	0	0
Discontinued Operations, Held-for-sale or Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairments of long-lived assets	$ 33,476	23,465	$ 0
Central America & U.S. Campuses | Disposal Group, Held-for-sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of subsidiaries with impaired long-lived assets (subsidiary) | subsidiary	2
Central America & U.S. Campuses | Tradenames
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment of long-lived assets to be disposed of	$ 17,400
Rest of World
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Long-lived assets	0
Loss on impairment of assets		23,465
Impairments	0	0
Rest of World | GERMANY
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairments		4,163
Rest of World | Monash South Africa (MSA)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairments		$ 19,302
Rest of World | Tradenames
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment of long-lived assets to be disposed of	$ 16,100